EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefit plans [Line Items]
Disclosure of detailed information about post-employment benefit plans [Text Block]
The following table shows liabilities relating to post-employment benefit plans:

Post-employment and long-term benefit plans	December 31, 2018	December 31, 2017
In millions of COP
Defined benefit pension plan	128,246	131,589
Severance obligation	30,732	38,041
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	120,966	119,526
Other long term benefits	439,321	408,245
Post-employment and long-term benefit plans	719,265	697,401

Disclosure of defined benefit plans [text block]
Short-term employment benefit plans recognized in the Statement of Financial Position in the line “Other liabilities” consist of the following:

Other employment benefit plans	December 31, 2018	December 31, 2017
In millions of COP
Current severance obligation (1)	113,654	106,334
Other bonuses and short-term benefits	351,697	336,285
Other employment benefit plans	465,351	442,619

(1)	See severance obligation

Disclosure of detailed information about periodic net cost of plans previously mentioned and charges credits recognized in consolidated statement of income [Text Block]
The components of the periodic net cost of the plans previously mentioned and the total of charges (credits) recognized in the Consolidated Statement of Income are as follows:

Banistmo asset plan	December 31, 2018	December 31, 2017
In millions of COP
Employee pension plan	4,884	4,765
Total	4,884	4,765

Disclosure of detailed information about change in plan assets [Text Block]
The following table details the change in plan assets:

	2018	2017
In millions of COP
Fair value of assets as of January 1	4,765	5,565
Interest income on plan assets	161	123
Return on plan assets greater/(less) than discount rate	(33)	(58)
Benefits paid	(405)	(825)
Foreign currency translation effect	396	(40)
Fair value assets as of December 31	4,884	4,765

Disclosure of detailed information about expense recognized in Salaries and employee benefits [Text Block]
The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2018	2017
In millions of COP
Pension	182,991	171,713
Current severance regimen	57,130	54,510
Total	240,121	226,223

Disclosure of additional information about defined benefit plans [text block]
The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	6.90%	6.60%
Rate of wage increase	5.70%	7.00%
Projected inflation	3.40%	4.00%

Bancolombia Panama

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	4.00%	3.00%
Rate of wage increase	2.00%	3.00%
Projected inflation	1.00%	2.00%

Banistmo

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	4.00%	3.00%
Expected long-term rate of return on plan assets	2.30%	2.10%
Rate of wage increase	3.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	4.10%	3.60%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%

Guatemala

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Disclosure of information about maturity profile of defined benefit obligation [text block]
The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2019	12,741	58,498
2020	12,820	52,205
2021	12,819	60,941
2022	12,723	67,609
2023	12,556	65,015
2024 to 2028	58,018	319,002

Fair Value Of Plan Assets Table Text Block [Table Text Block]
The plan assets’ fair value as of December 31, 2018 is as follow:

Bancolombia's asset plan	2018	2017
In millions of COP
Retirement Pension Premium Plan	32,252	-
Total	32,252	-

	2018	2017
In millions of COP
Fair value of assets as of January 1,		-
Employer contributions	32,252	-
Fair value assets at the end of the year	32,252	-

Pension plan premium [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(4,815)
Discount rate	6.40%	0.50% decrease	5,318
Salary increases	6.50%	0.50% increase	5,370
Salary increases	5.50%	0.50% decrease	(4,922)

Pension plan premium [Member] | Banistmo S.A. [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Pension Plan Banistmo

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.50%	0.50% increase	(261)
Discount rate	3.50%	0.50% decrease	283
Mortality Table	RP-2000	One year increase in life expectancy	182

Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(24,380)
Discount rate	7.70%	0.50% decrease	29,625
Salary increases	5.50%	0.50% increase	28,711
Salary increases	4.50%	0.50% decrease	(25,119)
Mortality Table	RP-2000	One year increase in life expectancy	27,661

Pension plan [member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]

Unfunded defined benefit pension plan of the Parent Company	2018	2017
In millions of COP
Present value of the obligation as of January 1	125,480	123,282
Interest cost	7,547	8,117
Benefits paid	(11,795)	(11,553)
Net actuarial (gain) / loss due to changes in demographic assumptions	(2,220)	2,216
Net actuarial (gain) / loss due to plan experience	3,371	3,418
Defined obligation, unfunded as of December 31	122,383	125,480

Funded defined benefit pension plan of Banistmo	2018	2017
In millions of COP
Present value of the obligation as of January 1	6,109	6,649
Interest cost	177	198
Actuarial (gain)/loss – experience	(536)	68
Actuarial (gain)/loss - financial assumptions	46	61
Benefits paid from plan assets	(405)	(825)
Foreign currency translation effect	472	(42)
Defined obligation, unfunded as of December 31	5,863	6,109

Pension plan [member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Pension plan Bancolombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(4,342)
Discount rate	6.40%	0.50% decrease	4,649
Salary increases	4.00%	0.50% increase	5,065
Salary increases	3.00%	0.50% decrease	(4,763)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	4,966

Severance obligation [member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]
The balances recognized in the Statement of Financial Position are listed below:

Defined benefit severance obligation plan	2018	2017
In millions of COP
Present value of the obligation as of January 1	38,041	51,289
Current cost of service	1,598	2,562
Interest cost	2,333	3,419
Benefits paid	(11,586)	(11,298)
Net actuarial loss/ (gain) due to assumption changes and plan experience	346	(7,931)
Defined obligation, unfunded as of December 31	30,732	38,041
Current severance regimen	113,654	106,334
Total severance	144,386	144,375

Severance obligation [member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(755)
Discount rate	6.40%	0.50% decrease	787
Salary increases	6.50%	0.50% increase	1,785
Salary increases	5.50%	0.50% decrease	(1,734)

Retirement and senior management pension plan [member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]
The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2018	2017
In millions of COP
Present value of the obligation as of January 1	119,526	105,158
Current service cost	8,294	7,294
Interest cost	7,391	6,881
Benefits paid	(6,590)	(1,224)
First time application effect of IAS 19 to new defined benefit obligation of Transportempo at December 31, 2017 (1)	-	237
First time application effect of IAS 19 to new defined benefit obligation of Banistmo at December 31, 2018 (2)	2,479	-
First time application effect of IAS 19 to new defined benefit obligation of Banagrícola at December 31, 2018 (3)	821	-
Net actuarial (gain) / loss due to assumption changes and plan experience (4)	(11,272)	1,195
Foreign currency translation effect	317	(15)
Defined obligation, unfunded as of December 31	120,966	119,526

(1)
Pursuant to a private agreement reached between Transportempo and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

(2)	Banistmo S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(3)	Banagrícola S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(4)
The increase in actuarial gains from experience adjustment is mainly due to a greater than expected reduction in the number of the Bank’s participants in the pension premium plan during the yaer ended as of December 31, 2018

Senior Management Pension Plan Premium [Member] | Banagricola S.A. [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Senior Management Pension Plan Premium Banagricola

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.60%	0.50% increase	(26)
Discount rate	3.60%	0.50% decrease	27
Salary increases	3.00%	0.50% increase	27
Salary increases	2.00%	0.50% decrease	(26)

Senior Management Pension Plan Premium [Member] | Banistmo S.A. [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Senior Management Pension Plan Premium Banistmo

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.50%	0.50% increase	(90)
Discount rate	3.50%	0.50% decrease	95
Salary increases	3.50%	0.50% increase	94
Salary increases	2.50%	0.50% decrease	(91)

Senior Management Pension Plan Premium [Member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Senior Management Pension Plan Premium Bancolombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(913)
Discount rate	6.40%	0.50% decrease	959
Salary increases	6.50%	0.50% increase	956
Salary increases	5.50%	0.50% decrease	(919)

Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of defined benefit plans [text block]
In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2018 and December 31, 2017, the reconciliation of the other long term benefits is set below:

Other long term benefits	2018	2017
In millions of COP
Present value of the obligation as of January 1	408,245	364,424
Current service cost	41,512	37,433
Interest cost	26,152	26,329
Benefits paid	(45,104)	(38,671)
Unfunded benefit obligation assumed for Grupo Agromercantil at December 31, 2017 (1)	-	340
First time application effect of IAS 19 to new defined benefit obligation of Renting at December 31, 2017 (2)	-	614
Loss due to assumption changes and plan experience	4,360	16,893
Foreign currency translation effect	4,156	883
Defined obligation, unfunded as of December 31	439,321	408,245

(1)
Former employees have been incorporated again in the Company’s payroll due to the private agreement reached between Comamesa (a Guatemalan subsidiary of Grupo Agromercantil and Serviva (security supplier).

(2)
Pursuant to a private agreement reached between Renting and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

Other long term benefits [Member] | Colombia [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(11,938)
Discount rate	6.40%	0.50% decrease	12,762
Salary increases	6.50%	0.50% increase	12,800
Salary increases	5.50%	0.50% decrease	(12,084)

Other long term benefits [Member] | EL SALVADOR [Member]
Disclosure of employee benefit plans [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.60%	0.50% increase	(656)
Discount rate	3.60%	0.50% decrease	712
Salary increases	3.00%	0.50% increase	112
Salary increases	2.00%	0.50% decrease	(145)